Asset Retirement Obligations - Schedule of Changes to Assumptions for the Estimation of the Group’s Asset Retirement Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Discount rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in asset retirement obligation due to reasonably possible 10% increase in measurement input	$ (159,039)
Increase (decrease) in asset retirement obligation due to reasonably possible 10% decrease in measurement input	1,189,627
Timing
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in asset retirement obligation due to reasonably possible 10% increase in measurement input	41,072
Increase (decrease) in asset retirement obligation due to reasonably possible 10% decrease in measurement input	(44,722)
Cost
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in asset retirement obligation due to reasonably possible 10% increase in measurement input	64,956
Increase (decrease) in asset retirement obligation due to reasonably possible 10% decrease in measurement input	$ (64,956)